Stockholders' Equity - Recent Preferred Stock Issuances - Additional Information (Detail)														1 Months Ended			3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 21, 2017 USD ($) Investor $ / shares Vote shares	Aug. 28, 2017 USD ($) shares	Aug. 04, 2017 USD ($)	Jul. 11, 2017 USD ($) $ / shares Vote	Jul. 07, 2017 USD ($)	Jul. 02, 2017 USD ($) $ / shares Vote shares	May 09, 2017 USD ($)	Apr. 10, 2017 USD ($)	Mar. 13, 2017 USD ($)	Mar. 02, 2017 USD ($)	Feb. 10, 2017 USD ($)	Feb. 01, 2017 USD ($)	Jan. 12, 2017 USD ($)	Oct. 31, 2016 USD ($)	Feb. 28, 2015 USD ($)	Oct. 31, 2013 USD ($)	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2017 USD ($) $ / shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares	Nov. 06, 2017 USD ($)	Sep. 12, 2017 $ / shares	Jun. 29, 2017 $ / shares
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Conversion of convertible notes		$ 23,563,014	$ 1,015,848		$ 2,000,000		$ 1,913,915	$ 3,621,286	$ 4,417,830	$ 126,000	$ 3,045,817	$ 544,000	$ 1,478,318					$ 26,199,000	$ 0	$ 649,000
Sale of stock in private placement																				$ 1,011,000	$ 8,479,000
Gross proceeds from the sale of shares														$ 1,200,000	$ 2,600,000	$ 7,500,000
Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																								$ 0.01
Number of Shares | shares						4,200
Closing bid price | $ / shares						$ 1,288.00
Number of votes | Vote						3,261
Preferred stock redemption price per share | $ / shares						$ 0.001
Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																								$ 0.01
Closing bid price | $ / shares				$ 65.35
Number of votes | Vote				30,607
Sale of stock in private placement				$ 2,360,000
Cash purchase price in private placement				2,000,000
Gross proceeds from the sale of shares				$ 2,000,000
Conversion price per share | $ / shares				$ 53.55
Deemed dividend amount																	$ 360,000
Series C Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Preferred stock, par value (in dollars per share) | $ / shares																							$ 0.01
Conversion of convertible notes	$ 500,000
Number of Shares | shares	590
Number of votes | Vote	1,484,061
Preferred stock redemption price per share | $ / shares	$ 1,000.00
Number of investors | Investor	2
Subsequent Event [Member] | Series C Preferred Shares [Member]
Stockholders Equity Note [Line Items]
Redemption of preferred stock																						$ 590,000
Restructuring Agreement [Member]
Stockholders Equity Note [Line Items]
Conversion of convertible notes		$ 1,200,000
Restructuring Agreement [Member] | Series B Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Redeemed share | shares		2,360,000
Senior Secured Convertible Notes [Member]
Stockholders Equity Note [Line Items]
Number of Shares | shares																				1,800,000
Senior Secured Convertible Notes [Member] | Series A Preferred Stock [Member]
Stockholders Equity Note [Line Items]
Conversion of convertible notes						$ 4,200,000